1348259

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Offering of Common Shares of Validus Holdings, Ltd.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

VALIDUS HOLDINGS, LTD.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
Validus Holdings, Ltd. **Mintflower Place, Third Floor** **8 Par-la-Ville Road** **Hamilton HM08, Bermuda**	**(441) 278-9000**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (including Area Code)

Brief Description of Business
Validus Holdings, Ltd. will conduct a global property reinsurance business through its subsidiaries.

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 0 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **FN**

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer[1];
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Edward J. Noonan

Business or Residence Address (Number and Street, City, State, Zip Code)
Validus Holdings, Ltd.
Mintflower Place, Third Floor
8 Par-la-Ville Road
Hamilton HM08, Bermuda

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
George P. Reeth

Validus Holdings, Ltd.
Mintflower Place, Third Floor
8 Par-la-Ville Road
Hamilton HM08, Bermuda

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stewart W. Mercer

Business or Residence Address (Number and Street, City, State, Zip Code)
Validus Holdings, Ltd.
Mintflower Place, Third Floor
8 Par-la-Ville Road
Hamilton HM08, Bermuda

Check Box(es) that Apply ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Richard P. Friedman

Business or Residence Address (Number and Street, City, State, Zip Code)
Goldman, Sachs & Co
85 Broad Street
New York, NY 10004

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Matthew J. Grayson

Business or Residence Address (Number and Street, City, State, Zip Code)
Aquiline Capital Partners LLC
275 Madison Avenue, 38th Floor
New York, NY 10022

1 If, and so long as, the "controlled shares" of any person or group constitute 9.09% or more of the votes conferred by the issued shares, the voting rights with respect to the controlled shares owned by such person shall be limited, in the aggregate, to 9.09%, pursuant to the company's Bye-laws.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jeffery W. Greenberg

Business or Residence Address (Number and Street, City, State, Zip Code)
Aquiline Capital Partners LLC
275 Madison Avenue, 38th Floor
New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
John J. Hendrickson

Business or Residence Address (Number and Street, City, State, Zip Code)
SFRI, LLC
242 California Street
San Francisco, CA 94111

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sander M. Levy

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Vestar Capital Partners
245 Park Avenue, 41st Floor
New York, NY 10167

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jean-Marie Nessi

Business or Residence Address (Number and Street, City, State, Zip Code)
17 rue du haut des petits bois
78600 Maisons Laffitte (France)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Mandakini Puri

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Merrill Lynch Global Private Equity
4 World Financial Center, 23rd Floor
New York, NY 10080

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Alok Singh

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o New Mountain Capital, LLC
787 Seventh Avenue
New York, NY 10019

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Christopher E. Watson

Business or Residence Address (Number and Street, City, State, Zip Code)
Aquiline Capital Partners LLC
275 Madison Avenue, 38th Floor
New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Aquiline Capital Partners GP, LLC[2]

Business or Residence Address (Number and Street, City, State, Zip Code)
275 Madison Avenue, 38th Floor
New York, New York 10022

---

2 Aquiline Capital Partners GP LLC controls Aquiline Financial Services Fund L.P., which directly owns greater than 10% of the shares of Validus Holdings, Ltd. Aquiline Capital Partners GP LLC does not directly own any shares of Validus Holdings, Ltd.

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Vestar AIV Managers, Ltd.[3]

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Vestar Capital Partners
245 Park Avenue, 41st Floor
New York, NY 10167

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)

New Mountain Investments II (Cayman), L.P.[4]

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o New Mountain Capital, LLC
787 Seventh Avenue, 49th Floor
New York, NT 10019

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)

The Goldman Sachs Group, Inc.[5]

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o New Mountain Capital, LLC
787 Seventh Avenue, 49th Floor
New York, NT 10019

3 Vestar AIV Managers Ltd. is the sole director of Vestar AIV Employees Validus Ltd. and the general partner of Vestar AIV Associates L.P., which is the general partner of each of Vestar AIV Holdings A L.P. and Vestar AIV Holdings B L.P. Vestar AIV Employees Validus Ltd, Vestar AIV Holdings A L.P. and Vestar AIV Holdings B L.P. collectively directly own in the aggregate greater than 10% of the shares of Validus Holdings, Ltd. Vestar AIV Managers, Ltd. does not directly own any shares of Validus Holdings, Ltd.

4 New Mountain Investments II (Cayman), L.P. controls each of New Mountain Partners (II) Cayman, L.P., Allegheny New Mountain Partners (Cayman), L.P. and New Mountain Affiliated Investors II (Cayman), L.P., which collectively directly own in the aggregate greater than 10% of the shares of Validus Holdings, Ltd.

5 The Goldman Sachs Group, Inc., itself or through is affiliates, directly or indirectly controls each of the following, which collectively directly own in the aggregate greater than 10% of the shares of Validus Holdings, Ltd.: GSCP V AIV, L.P., GS Capital Partners V Employee Fund, L.P., GS Capital Partners V Offshore, L.P., GS Capital Partners V GmbH & Co. KG, GSCP V Institutional AIV, Ltd., GS Private Equity Partners 1999, L.P., GS Private Equity Partners 1999 Offshore, L.P., GS Private Equity Partners 1999 - Direct Investment Fund, L.P., GS Private Equity Partners 2000, L.P., GS Private Equity Partners 2000 Offshore Holdings, L.P., and GS Private Equity Partners 2000 - Direct Investment Fund, L.P. The Goldman Sachs Group, Inc. does not directly own any shares of Validus Holdings, Ltd.

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$500,000	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Merrill Lynch & Co. — Financial Institutions Group

Business or Residence Address (Number and Street, City, State, Zip Code)

Merrill Lynch & Co
Financial Institutions Group
4 World Financial Center, 25th Floor
250 Vesey Street
New York, NY 10080

Name of Associated Broker or Dealer

Merrill Lynch & Co. — Financial Institutions Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$1,022,500,000	$1,001,500,000
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other	$0	$0
Total	$1,022,500,000	$1,001,500,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	56	$1,001,500,000
Non-accredited Investors	0	
Total (for filings under Rule 504 only)	———	$———

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	———	$———
Regulation A	———	$———
Rule 504	———	$———
Total	———	$———

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$0
Printing and Engraving Costs	☐	$0
Legal Fees	☒	$1,650,000
Accounting Fees	☐	$0
Engineering Fees	☐	$0
Sales Commissions (specify finders' fees separately)	☒	$8,126,633

Other Expenses (identify) Miscellaneous administrative expenses, including financial advisory fees, in connection with the offering	☒	**$12,423,637**
Total	☒	**$22,200,270**

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$1,000,299,730**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$—	☐	$—
Purchase of real estate	☐	$—	☐	$—
Purchase, rental or leasing and installation of machinery and equipment	☐	$—	☐	$—
Construction or leasing of plant buildings and facilities	☐	$—	☐	$—
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$—	☐	$—
Repayment of indebtedness	☐	$—	☐	$—
Working capital	☐	$—	☐	$—
Other (specify)*: General corporate purposes, including working capital, operations, fees and expenses, property and equipment leases, salaries, and bonuses.	☒	**$3,050,000**	☒	**$997,249,730**
Column Totals	☒	**$3,050,000**	☒	**$997,249,730**
Total Payments Listed (column totals added)		☒ **$1,000,299,730**		

*Since the company is a newly-formed entity, the adjusted gross proceeds cannot reasonably be allocated among the items presented.

D. FEDERAL SIGNATURE		
The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.		
Issuer (Print or Type) **Validus Holdings, Ltd.**	Signature E Noonan	Date 12.16.05
Name of Signer (Print or Type) **Edward Noonan**	Title of Signer (Print of Type) **Chief Executive Officer and Chairman**	